CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total revenues	$ 135,922	$ 110,100	$ 95,837
Cost of revenues:
Total cost of revenues	40,082	33,834	29,349
Gross profit	95,840	76,266	66,488
Operating expenses:
Research and development (net of grant participations of $ 339, $ 378 and $ 374 for the years ended December 31, 2020, 2019 and 2018, respectively)	43,447	31,461	25,418
Sales and marketing	47,528	47,105	40,849
General and administrative	13,894	6,678	10,416
Total operating expenses	104,869	85,244	76,683
Operating loss	(9,029)	(8,978)	(10,195)
Financial income, net	1,857	1,960	2,208
Loss before income tax expense	(7,172)	(7,018)	(7,987)
Income tax expense	2,176	1,641	2,428
Net loss	(9,348)	(8,659)	(10,415)
Unrealized gain (loss) on available-for-sale marketable securities	191	666	(216)
Net amount reclassified to earnings from available-for-sale marketable securities	(40)	4	(10)
Total comprehensive gain (loss) from available-for-sale marketable securities	151	670	(226)
Unrealized gain (loss) on foreign currency cash flow hedges transactions	723	(332)	(1,480)
Net amount reclassified to earnings from hedging transactions	(203)	(96)	903
Total comprehensive gain (loss) from hedge transactions	520	(428)	(577)
Total comprehensive loss	$ (8,677)	$ (8,417)	$ (11,218)
Net loss per share:
Basic and diluted	$ (0.27)	$ (0.25)	$ (0.31)
Weighted average number of shares used in per share computations of net loss:
Basic and diluted	35,007,201	34,250,582	33,710,507
Product [Member]
Revenues:
Total revenues	$ 92,524	$ 67,440	$ 56,169
Cost of revenues:
Total cost of revenues	28,524	22,743	20,061
Service [Member]
Revenues:
Total revenues	43,398	42,660	39,668
Cost of revenues:
Total cost of revenues	$ 11,558	$ 11,091	$ 9,288